Organization and Principal Activities - Paragraphs (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Jan. 31, 2016	Jul. 31, 2015	Dec. 31, 2015
Private placement | Ordinary shares
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Aggregate transaction value of the private placement	$ 22.9
Sina Hong Kong Limited [Member] | Private placement | Ordinary shares
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ordinary shares issued in a private placement (in shares)	2,880,000
Percentage of the Group's total outstanding share capital	1.50%
Shares issued, price per share	$ 1.83
Julius Baer | Private placement | Ordinary shares
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ordinary shares issued in a private placement (in shares)	9,591,000
Percentage of the Group's total outstanding share capital	4.99%
Shares issued, price per share	$ 1.83
Scepter Pacific Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of equity interest acquired			100.00%
Scepter Pacific Limited | E-house Investment and Reckon Capital Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of equity interest acquired		100.00%
Scepter Pacific Limited | E-house Investment and Reckon Capital Limited | Private placement
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ordinary shares issued in a private placement (in shares)		32,481,552
Aggregate transaction value of the private placement		$ 56.4